Loans, borrowings, leases, cash and cash equivalents and short-term investments - Total debt (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Non-current portion of non-current borrowings. gross		$ 10,874	$ 11,150
Current borrowings. gross		307	1,030
Accrued charges		$ 147	158
Quoted In Secondary Market [Member] | Bond [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	[1]	6.00%
Non-current portion of non-current borrowings. gross		$ 6,157	7,448
Quoted In Secondary Market [Member] | Eurobonds [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	[1],[2]	10.09%
Non-current portion of non-current borrowings. gross	[2]	$ 186	201
Current borrowings. gross	[2]	47	186
Debt Contract Brazil [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Non-current portion of non-current borrowings. gross		4,212	3,136
Current borrowings. gross		54	479
Debt Contract Brazil [Member] | Currencies Other Than U S Dollar And Brazilian Real [Member]
IfrsStatementLineItems [Line Items]
Non-current portion of non-current borrowings. gross		$ 9	10
Current borrowings. gross			77
Debt Contract Brazil [Member] | Tjlp Tr Ipca Igp M And Cdi [Member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	[1],[3]	10.62%
Non-current portion of non-current borrowings. gross	[3]	$ 232	259
Current borrowings. gross	[3]	$ 46	95
Debt Contract Brazil [Member] | Fixed interest rate [member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Average interest rate	[1],[3]	3.04%
Non-current portion of non-current borrowings. gross	[3]		1
Current borrowings. gross	[3]	$ 2	12
Debt Contract Brazil [Member] | Fixed interest rate [member] | Currencies Other Than U S Dollar And Brazilian Real [Member]
IfrsStatementLineItems [Line Items]
Non-current portion of non-current borrowings. gross		78	95
Current borrowings. gross		$ 11	12
Debt Contract Brazil [Member] | L I B O R [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	[1],[3]	2.32%
Current borrowings. gross	[3]		$ 11
Debt Contracts International Markets [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Average interest rate	[1]	5.03%
Debt Contracts International Markets [Member] | Currencies Other Than U S Dollar And Brazilian Real [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	[1]	4.10%
Debt Contracts International Markets [Member] | Fixed interest rate [member] | Currencies Other Than U S Dollar And Brazilian Real [Member]
IfrsStatementLineItems [Line Items]
Average interest rate	[1]	3.59%

[1]	In order to determine the average interest rate for debt contracts with floating rates, the Company used the rate applicable at December 31, 2022.
[2]	The Company has debentures in Brazil with BNDES obtained for the Company's infrastructure investment projects.
[3]	The Company entered into derivatives to mitigate the exposure to cash flow variations of all floating rate debt contracted in Brazil, resulting in an average cost of 3.59% per year in US$.